Employee benefit plans - Net periodic benefit cost for defined benefit plans (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Employee Benefit Plans [Abstract]
Service cost	¥ 2,884	¥ 3,014
Interest cost	2,020	1,742
Expected return on plan assets	(2,833)	(2,829)
Amortization of net actuarial losses	922	1,403
Amortization of prior service cost	(230)	(802)
Net periodic benefit cost	¥ 2,763	¥ 2,528
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) Excluding Service Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Labor and Related Expense	Labor and Related Expense